Financial Instruments - Currency Risk (Details) € in Thousands	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2017
US Dollars
Sensitivity analysis
Closing foreign exchange rate | $ / €	1.1225	1.1450
Currency risk
Sensitivity analysis
Rate increase (as a percent)	10.00%
Increase in equity if exchange rate strengthened	€ 799,565	€ 506,131
Increase (decrease) in profit due to foreign exchange differences if exchange rate strengthened	(16,291)	€ (4,125)
Rate decrease (as a percent)		10.00%	10.00%
Decrease in equity if exchange rate weakened	(799,565)	€ (506,131)
Increase (decrease) in profit due to foreign exchange differences if exchange rate weakened	16,291	4,125
Currency risk | Euros
Financial instrument risk
Balance sheet exposure	86,368	24,601
Currency risk | Euros | Trade receivables
Financial instrument risk
Balance sheet exposure	4,978	2,691
Currency risk | Euros | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	101,685	54,903
Currency risk | Euros | Loans to Group companies
Financial instrument risk
Balance sheet exposure	16,053	40,387
Currency risk | Euros | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	(8,603)	120,281
Currency risk | Euros | Trade payables
Financial instrument risk
Balance sheet exposure	18,908	13,354
Currency risk | Euros | Payables to Group companies
Financial instrument risk
Balance sheet exposure	75,435	60,363
Currency risk | Euros | Loans from Group companies
Financial instrument risk
Balance sheet exposure	42,388	94,771
Currency risk | Euros | Bank loans
Financial instrument risk
Balance sheet exposure	63,750	74,375
Currency risk | US Dollars
Financial instrument risk
Balance sheet exposure	76,546	16,650
Currency risk | US Dollars | Trade receivables
Financial instrument risk
Balance sheet exposure	29,022	45,801
Currency risk | US Dollars | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	3,829	6,291
Currency risk | US Dollars | Loans to Group companies
Financial instrument risk
Balance sheet exposure	595	4,343
Currency risk | US Dollars | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	1,698	1,296
Currency risk | US Dollars | Trade payables
Financial instrument risk
Balance sheet exposure	13,826	6,113
Currency risk | US Dollars | Payables to Group companies
Financial instrument risk
Balance sheet exposure	93,713	63,932
Currency risk | US Dollars | Loans from Group companies
Financial instrument risk
Balance sheet exposure	€ 4,151	€ 4,336